Discontinued operations (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Additions to property, plant and equipment	$ 1,265	$ 1,474
Additions to right-of-use assets	346	537
Additions to intangible assets and goodwill	$ 1,425	767
Discontinued operations
Disclosure of operating segments [line items]
Additions to property, plant and equipment		113
Additions to right-of-use assets		3
Additions to intangible assets and goodwill		$ 36